Equity - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended							12 Months Ended							1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended
	Jun. 28, 2012 Property acre	Sep. 30, 2012	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	May 18, 2006	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Warrants [Member]	Dec. 31, 2010 CEO And COO [Member]	Dec. 31, 2010 Executive Vice President [Member]	Dec. 31, 2010 VP CFO [Member]	Dec. 31, 2010 Regional And Divisional Presidents [Member]	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Feb. 24, 2012 Common Class B [Member]	Sep. 30, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]	Feb. 24, 2012 Common Class C [Member]	Sep. 30, 2012 Common Class C [Member]	Dec. 31, 2011 Common Class C [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Tendered offer to purchase common stock outstanding, amount						$ 109.00
Common stock, shares outstanding		102,368,169		1,000	1,000		102,368,169
Common stock shares cancelled				1,000
Common stock, shares issued													44,793,255	44,793,255	44,793,255	31,464,548	31,464,548	31,464,548	12,966,366	12,966,366	16,110,366
Issuance of preferred stock																						64,831,831
Maximum bonus greater half of the salary									50.00%	300.00%	250.00%	300.00%
Bonus on pre-tax, pre-bonus income									3.00%
Target bonus on salary									0.00%	100.00%	85.00%	150.00%
Common stock, par value			$ 0.01	$ 0.01	$ 0.01								$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Aggregate cash consideration																$ 25,000,000	$ 25,000,000		$ 60,000,000	$ 10,000,000
Warrants to purchase common stock, issued		15,737,294														15,737,294	15,737,294	15,737,294
Warrants to purchase common stock price per share																	$ 2.07	$ 2.07
Issuance of additional common stock																			3,144,000	3,144,000
Area of property	165
Number of properties for sale	7
Aggregate purchase price of the property	21,500,000
Cash paid	11,000,000
Number of lots	1,000
Share issued to acquire the property	10,000,000
Conversion rate																	1	1		1	1
Market value of common stock			44,100,000
Warrants expiration date		2017-02-24																2017-02-24
Adoption of fresh start accounting								$ 1,000,000